Consolidated statement of changes in equity - GBP (£) £ in Thousands		Shareholders' equity	Share capital	Share premium	Other reserves	Retained earnings	Non-controlling interests	Total
Beginning Balance at Dec. 31, 2020		£ 26,112,000	£ 1,000		£ (11,170,000)	£ 37,281,000	£ 111,000	£ 26,223,000
Profit after tax		1,390,000				1,390,000	49,000	1,439,000
Other comprehensive income/(expenses)		(10,000)			(25,000)	15,000		(10,000)
Total comprehensive (expenses)/income		1,380,000			(25,000)	1,405,000	49,000	1,429,000
Contribution from parent		11,000			11,000			11,000
Distributions to non-controlling interests							(35,000)	(35,000)
Dividends to equity shareholders	[1]	(1,148,000)				(1,148,000)		(1,148,000)
Ending Balance at Dec. 31, 2021		26,355,000	1,000		(11,184,000)	37,538,000	125,000	26,480,000
Profit after tax		1,060,000				1,060,000	59,000	1,119,000
Other comprehensive income/(expenses)		834,000			740,000	94,000	(10,000)	824,000
Total comprehensive (expenses)/income		1,894,000			740,000	1,154,000	49,000	1,943,000
Issue of share capital of the former ultimate holding company		21,758,000	21,758,000					21,758,000
Capital reduction of the former ultimate holding company		(21,758,000)	(21,758,000)					(21,758,000)
Transactions between the former ultimate holding company and equity shareholder	[1]	70,000		£ 70,000				70,000
Effect of change of ultimate holding company		(118,000)	(1,000)	(70,000)	(47,000)			(118,000)
Transactions with equity shareholders	[1]	(47,000)				(47,000)		(47,000)
Distributions to non-controlling interests							(48,000)	(48,000)
Dividends to equity shareholders	[1]	(11,930,000)				(11,930,000)		(11,930,000)
Issue of share capital		22,150,000	11,543,000	10,607,000				22,150,000
Capital reduction		(22,058,000)	(11,451,000)	£ (10,607,000)				(22,058,000)
Share based incentive plans		15,000				15,000		15,000
Ending Balance at Dec. 31, 2022		16,331,000	92,346		(10,491,000)	26,730,000	126,000	16,457,000
Profit after tax		1,049,000				1,049,000	62,000	1,111,000
Other comprehensive income/(expenses)		(425,000)			(431,000)	6,000	(7,000)	(432,000)
Total comprehensive (expenses)/income		624,000			(431,000)	1,055,000	55,000	679,000
Distributions to non-controlling interests							(58,000)	(58,000)
Dividends to equity shareholders		(388,000)				(388,000)		(388,000)
Share based incentive plans		76,000				76,000		76,000
Tax on share-based incentive plans		1,000				1,000		1,000
Purchase of shares by employee benefit trusts		(38,000)			(38,000)			(38,000)
Ending Balance at Dec. 31, 2023		£ 16,606,000	£ 92,000		£ (10,960,000)	£ 27,474,000	£ 123,000	£ 16,729,000

[1]	Equity shareholders refers to GSK and Pfizer, which held equity interests of 68% and 32% in the Group respectively prior to the demerger as described in Note 1